UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York          November 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           89

Form 13F Information Table Value Total:     $162,324
                                          (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                      FORM 13F INFORMATION TABLE
                                                          September 30, 2005


(ITEM 1)                      (ITEM 2)        (ITEM 3)   (ITEM 4)     (ITEM 5)            (ITEM 6)      (ITEM 7)      (ITEM 8)

                                                                                          INVESTMENT                VOTING SHARES
                                                                                          DISCRETION                   (SHARES)

                                                                                                 SHARED
NAME                          TITLE          CUSIP       VALUE    SHRS OR  SH/ PUT/  SOLE  SHARED OTHER  OTHER SOLE  SHARED  NONE
OF ISSUER                     OF CLASS       NUMBER      (x1000)  PRN AMT  PRN CALL  (A)    (B)    (C)    MGR  (A)    (B)    (C)
----------                    ---------      ---------  --------  -------  --- ----  ----  ------ -----  ----- ----- ------  ----
3M CO.                        COMMON         88579Y101    2,017    27,500  SH        X                         0      0      27,500
ABBOTT LABS                   COMMON         002824100      521    12,286  SH        X                         0      0      12,286
AEGON N V                     COMMON         007924103      155    10,407  SH        X                         0      0      10,407
AETNA INC                     COMMON         00817Y108      431     5,000  SH        X                         0      0       5,000
AFLAC INC                     COMMON         001055102    4,914   108,472  SH        X                         0      0     108,472
ALLTEL CORP                   COMMON         020039103      365     5,600  SH        X                         0      0       5,600
ALTRIA GROUP INC              COMMON         02209S103    4,806    65,200  SH        X                         0      0      65,200
AMERICAN EXPRESS CO           COMMON         025816109    5,889   102,525  SH        X                         0      0     102,525
AMERICAN INTL GROUP INC       COMMON         026874107    4,252    68,630  SH        X                         0      0      68,630
AMERICREDIT CORP              COMMON         03060R101      263    11,000  SH        X                         0      0      11,000
BANK OF AMERICA CORP          COMMON         060505104      219     5,204  SH        X                         0      0       5,204
BANKRATE INC                  COMMON         06646V108    1,023    37,300  SH        X                         0      0      37,300
BELLSOUTH CORP                COMMON         079860102    2,057    78,204  SH        X                         0      0      78,204
BELO CORP                     SER A          080555105    1,486    65,000  SH        X                         0      0      65,000
BERKSHIRE HATHAWAY INC        CL A           084670108    1,066        13  SH        X                         0      0          13
BERKSHIRE HATHAWAY INC        CL B           084670207    1,109       406  SH        X                         0      0         406
BP PLC                        COMMON         055622104    3,382    47,733  SH        X                         0      0      47,733
BRIGGS & STRATTON CORP        COMMON         109043109      674    19,471  SH        X                         0      0      19,471
BRISTOL MYERS SQUIBB CO       COMMON         110122108    1,885    78,353  SH        X                         0      0      78,353
BURLINGTON NORTHN SANTA       COMMON         12189T104      478     8,000  SH        X                         0      0       8,000
CANADIAN NATL RY CO           COMMON         136375102      337     4,750  SH        X                         0      0       4,750
CARDINAL HEALTH INC           COMMON         14149Y108      495     7,800  SH        X                         0      0       7,800
CARNIVAL CORP                 PAIRED CTF     143658300    4,885    97,730  SH        X                         0      0      97,730
CATERPILLAR INC DEL           COMMON         149123101      329     5,592  SH        X                         0      0       5,592
CHEVRON CORP NEW              COMMON         166764100    3,424    52,891  SH        X                         0      0      52,891
CHUBB CORP                    COMMON         171232101    4,355    48,629  SH        X                         0      0      48,629
CISCO SYS INC                 COMMON         17275R102      250    13,928  SH        X                         0      0      13,928
CITIGROUP INC.                COMMON         172967101    5,649   124,109  SH        X                         0      0     124,109
COCA COLA CO                  COMMON         191216100    1,188    27,500  SH        X                         0      0      27,500
COMCAST CORP NEW              CL A           20030N101      553    18,832  SH        X                         0      0      18,832
COMERICA INC                  COMMON         200340107      383     6,500  SH        X                         0      0       6,500
CONOCOPHILLIPS                COMMON         20825C104      894    12,788  SH        X                         0      0      12,788
DEERE & CO                    COMMON         244199105    2,148    35,100  SH        X                         0      0      35,100
DEVON ENERGY CORP NEW         COMMON         25179M103      961    14,000  SH        X                         0      0      14,000
DISCOVERY HOLDING CO          CL A COM       25468Y107      415    28,776  SH        X                         0      0      28,776
DISNEY WALT CO                COMMON         254687106      333    13,802  SH        X                         0      0      13,802
DOVER CORP                    COMMON         260003108    3,263    79,993  SH        X                         0      0      79,993
DOW CHEM CO                   COMMON         260543103      392     9,400  SH        X                         0      0       9,400
DU PONT E I DE NEMOURS & CO   COMMON         263534109      238     6,081  SH        X                         0      0       6,081
EMERSON ELEC CO               COMMON         291011104      358     4,989  SH        X                         0      0       4,989
EXXON MOBIL CORP              COMMON         30231G102   16,382   257,820  SH        X                         0      0     257,820
GEMSTAR INTL INC              COMMON         36866W106      170    57,501  SH        X                         0      0      57,501
GENERAL ELEC CO               COMMON         369604103    5,383   159,887  SH        X                         0      0     159,887
GILLETTE CO                   COMMON         375766102    1,009    17,335  SH        X                         0      0      17,335
HARTFORD FINL SVCS GROUP      COMMON         416515104      482     6,240  SH        X                         0      0       6,240
INTEL CORP                    COMMON         458140100      333    13,502  SH        X                         0      0      13,502
INTERNATIONAL BUSINESS MACHS  COMMON         459200101      605     7,542  SH        X                         0      0       7,542
INTERPUBLIC GROUP COS INC     COMMON         460690100      243    20,919  SH        X                         0      0      20,919
JEFFERSON PILOT CORP          COMMON         475070108      256     5,000  SH        X                         0      0       5,000
JOHNSON & JOHNSON             COMMON         478160104    2,722    43,014  SH        X                         0      0      43,014
LEHMAN BROS HLDGS INC         COMMON         524908100      862     7,400  SH        X                         0      0       7,400
LIBERTY MEDIA CORP NEW        COMMON         530718105    2,333   289,782  SH        X                         0      0     289,782
LOEWS CORP                    COMMON         540424108      404     4,370  SH        X                         0      0       4,370
MCGRAW HILL COS INC           COMMON         580645109      361     7,520  SH        X                         0      0       7,520
MEDIA GEN INC                 CL A           584404107    4,810    82,918  SH        X                         0      0      82,918
MELLON FINL CORP              COMMON         58551A108      680    21,267  SH        X                         0      0      21,267
MERCK & CO INC                COMMON         589331107    1,971    72,453  SH        X                         0      0      72,453
MICROSOFT CORP                COMMON         594918104      699    27,178  SH        X                         0      0      27,178
MORGAN STANLEY                COMMON NEW     617446448      902    16,726  SH        X                         0      0      16,726
MOTOROLA INC                  COMMON         620076109      352    15,968  SH        X                         0      0      15,968
NEWS CORP                     CL B           65248E203      467    28,300  SH        X                         0      0      28,300
NORTHEAST TR CORP             COMMON         664397106      200    10,000  SH        X                         0      0      10,000
NORTHERN TRUST CORP           COMMON         665859104    1,410    27,890  SH        X                         0      0      27,890
NUCOR CORP                    COMMON         670346105      232     3,935  SH        X                         0      0       3,935
PEPSICO INC                   COMMON         713448108      723    12,755  SH        X                         0      0      12,755
PFIZER INC                    COMMON         717081103    3,044   121,919  SH        X                         0      0     121,919
POTASH CORP SASK INC          COMMON         73755L107    3,705    39,702  SH        X                         0      0      39,702
PROCTER & GAMBLE CO           COMMON         742718109    4,396    73,936  SH        X                         0      0      73,936
PROVIDIAN FINL CORP           COMMON         74406A102      252    14,249  SH        X                         0      0      14,249
QUALCOMM INC                  COMMON         747525103      671    15,000  SH        X                         0      0      15,000
REGIS CORP MINN               COMMON         758932107    7,245   191,578  SH        X                         0      0     191,578
ROYAL DUTCH PETE CO           NY REG EUR 56  780257804      314     5,000  SH        X                         0      0       5,000
ROYAL DUTCH SHELL PLC         SPONS ADR A    780259206    3,450    52,558  SH        X                         0      0      52,558
SCHLUMBERGER LTD              COMMON         806857108    2,179    25,824  SH        X                         0      0      25,824
SIGMA ALDRICH CORP            COMMON         826552101    4,274    66,720  SH        X                         0      0      66,720
SIRIUS SATELLITE RADIO INC    COMMON         82966U103       75    11,400  SH        X                         0      0      11,400
STATE STR CORP                COMMON         857477103      303     6,200  SH        X                         0      0       6,200
TIME WARNER INC               COMMON         887317105    3,233   178,534  SH        X                         0      0     178,534
TYCO INTL LTD NEW             COMMON         902124106    4,531   162,676  SH        X                         0      0     162,676
U S BANCORP DEL               COMMON         902973304      631    22,483  SH        X                         0      0      22,483
UNITED TECHNOLOGIES CORP      COMMON         913017109      373     7,200  SH        X                         0      0       7,200
VERIZON COMMUNICATIONS        COMMON         92343V104      425    13,006  SH        X                         0      0      13,006
VERTRUE INC                   COMMON         92534N101      618    17,000  SH        X                         0      0      17,000
VIACOM INC                    CL B           925524308    3,344   101,310  SH        X                         0      0     101,310
VODAFONE GROUP PLC NEW        SPON ADR       92857W100      771    29,705  SH        X                         0      0      29,705
WACHOVIA GROUP 2ND NEW        COMMON         929903102    1,047    22,005  SH        X                         0      0      22,005
WELLS FARGO & CO NEW          COMMON         949746101    1,361    23,238  SH        X                         0      0      23,238
WILMINGTON TRUST CORP         COMMON         971807102    3,744   102,715  SH        X                         0      0     102,715
WYETH                         COMMON         983024100      504    10,900  SH        X                         0      0      10,900

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